Provisions (Details) - Schedule of provisions - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of provisions [Abstract]
At December 31, 2021	£ 3,363
Acquisition of subsidiaries	275
Recognised during the period	525
Provisions total	4,163
Current
Non-current	£ 4,163